Fees Summary	Jan. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,092,000
Previously Paid Amount	0.00
Total Fee Amount	932.69
Total Offset Amount	0.00
Net Fee	932.69
Narrative - Max Aggregate Offering Price	$ 6,092,000
Final Prospectus	true